Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Dec. 18, 2020
Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Delaware VIP Total Return Series
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

DELAWARE VIP® TRUST

Delaware VIP Total Return Series

(the “Series”)

Supplement to the Series’ Statutory Prospectuses (each, a “Prospectus”) and Statement of Additional Information (the “SAI”)

Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) serves as a sub-advisor for the Series and is primarily responsible for the day-to-day management of the Series’ portfolio and determines its asset allocation. On November 18, 2020, the Board of Trustees of the Series (the “Board”) approved the expansion of the role of MIMAK to also provide discretionary management of a new tactical/completion sleeve for the Series.

Also, the Board approved MIMAK’s enhanced ability to invest in derivatives and exchange-traded funds (ETFs) for the Series.

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Effective immediately, for Delaware VIP Total Return Series, the following replaces the section in the Prospectus entitled “Series summary – What are the Series’ principal investment strategies?”:

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Series.

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Sub-advisor. MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Series’ assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Reallocations outside of the above ranges are expected to occur infrequently.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Series may invest in credit-linked securities, provided that no more than 10% of the Series’ net assets are invested in credit-linked securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Series’ total assets and primarily hold derivatives and ETFs.

The Series may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series’ portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL, and Macquarie Funds Management Hong Kong Limited (MFMHKL)  to execute Series equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

Effective immediately, for Delaware VIP Total Return Series, the following replaces the first paragraph in the section in the Prospectus entitled “How we manage the Series – Our principal investment strategies – Delaware VIP Total Return Series”:

For the purposes of this section, a reference to the Manager may also include MIMAK with respect to its role as sub-advisor of the Series.

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series’ portfolio managers.

Effective immediately, for Delaware VIP Total Return Series, the following replaces the last seven paragraphs of the section in the Prospectus entitled “How we manage the Series – Our principal investment strategies – Delaware VIP Total Return Series”:

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s as well as unrated bonds that are determined by the Manager to be of equivalent quality.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager primarily focus on investments they believe can generate attractive and consistent income. In addition, the manager may seek investments that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, they rely principally on their own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations. They may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Series may also invest in real estate related companies and REITs.

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Series’ total assets and primarily hold derivatives and ETFs.

The Series may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series’ portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this Prospectus.

Effective immediately, for Delaware VIP Total Return Series, the following replaces the section in the Prospectus entitled “How we manage the Series – The securities in which the Series typically invest –

Investment company securities”:

Investment company securities
Any investments in investment company securities, including exchange-traded funds (ETFs), will be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), except as noted below,  and would involve a payment of the pro rata portion of their expenses, including advisory fees, of such other investment companies. Under the current 1940 Act limitations, without an exemption a fund may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of a fund’s total assets in the shares of any one investment company; or (iii) invest more than 10% of a fund’s total assets in shares of other investment companies. These percentage limitations also apply to a fund’s investment in an unregistered investment company.

How the Series use them: The Series may invest in investment company securities to the extent that it helps achieve the investment objective(s).

The SEC has granted exemptive orders to various iShare Trust, The Vanguard Group, Inc., and SPDR Series Trust ETF programs and their respective investment advisers that permit Delaware VIP Total Return Series to invest in these ETFs beyond the limitations described above, subject to certain conditions.

Effective immediately, for Delaware VIP Total Return Series only, the following replaces the section in the Prospectus entitled “How we manage the Series – The securities in which the Series typically invest – Futures and options”:

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered illiquid. It is anticipated that the Series’ investments in futures and options may generate qualifying income under Subchapter M of the Internal Revenue Code. The Manager intends to manage the Series so that it will qualify as a registered management company under the Internal Revenue Code.

How the Series use them: The Series may use futures or options. If the Series owns securities that have unrealized gains, the Manager may want to protect those gains when it anticipates adverse conditions. The Manager might use options or futures to seek to neutralize the effect of any anticipated price declines, without selling the security. For example, it might sell stock futures or stock index futures to sell the stock at a specific price on a specific date in the future. If prices then fell, the decline would be offset by the gain on the futures contract. On the other hand, if prices rose, the gains would be offset by the loss on the futures contract. Effectively, this strategy seeks to reduce the overall exposure and risk of the Series without the need to actually sell underlying securities in the portfolio.

In addition, the Series may use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if the Series had excess cash that it wanted to invest quickly. The Series might also use call options if the Manager believes that doing so would help the Series meet its investment objectives. To the extent that the Series sells or “writes” put and call options, or enters into futures contracts, the Series will designate assets sufficient to “cover” these obligations and mark them to market daily.

Effective immediately, for Delaware VIP Total Return Series only, the following replaces the section in the Prospectus entitled “How we manage the Series – The securities in which the Series typically invest – Forward foreign currency contracts – How the Series use them”:

How the Series uses them: Delaware VIP Total Return Series is permitted to, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. However, although the Manager values the Series’ assets daily in terms of US dollars, it does not intend to convert the Series’ holdings of foreign currencies into US dollars on a daily basis. The Series may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of US dollars or other currencies in which the transaction will be consummated.

Effective immediately, for Delaware VIP Total Return Series only, the following replaces the section in the Prospectus entitled “How we manage the Series – The risks of investing in the Series – Exchange-traded funds risk – How the Series strives to manage it":

How the Series strives to manage it: Under normal circumstances, the Series’ total investments in investment companies, including ETFs, will not exceed 10% of net assets in any one investment company and 20% in all positions in investment companies, in the aggregate.

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Effective immediately, for the Series, the following is added to the section of the SAI entitled “Investment Strategies and Risks – Investment Company Securities”:

Delaware VIP Total Return Series is permitted to invest in other investment companies, including open-end, closed-end, unregistered investment companies, and exchange-traded funds (“ETFs”), either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. However, Delaware VIP Total Return Series may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.” Any investments that Delaware VIP Total Return Series makes in investment companies will involve the Series’ pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s current limitations, the Series may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of the Series’ total assets in the shares of any one investment company; nor (iii) invest more than 10% of the Series’ total assets in shares of other investment companies. If the Series elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Series’ investments in unregistered investment companies.

The market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Series.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2020.